Fair Value Measurement (Tables)	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis

		Significant	Significant
	Quoted Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Investments held in Trust Account:
U.S. Treasury Securities(1)	$344,931,000	$—	$—
Derivative warrant liabilities:
Private placement warrants			$16,236,000
Public warrants			$26,047,500
(1)	Excludes $79,316 of investments in an open-ended money market fund, in which the Company uses NAV as a practical expedient to fair value.

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3
Liabilities:
Derivative warrant liabilities - Public warrants	$31,050,000	$—	$—
Derivative warrant liabilities - Private placement warrants	—	—	20,394,000
Total fair value	$376,097,393	$—	$20,394,000

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – U.S. Treasury Securities (1)	$344,931,000	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	—	—	26,047,500
Derivative warrant liabilities – Private placement warrants	—	—	16,236,000
Total fair value	$344,931,000	$—	$42,283,500

Summary of significant assumptions used to value contract derivative

	As of	As of
	November 30, 2020	December 31, 2020
Stock Price	$9.33 – $10.00	$9.91 – $10.80
Option term (in years)	5.00	5.00
Volatility	25%	25%
Risk-free interest rate	0.36% – 0.45%	0.36% – 0.44%
Dividend yield	0%	0%
Business combination probability	70%	85%

	As of	As of
	June 30,	December 31,
	2021	2021
Stock Price	9.99	$9.91-$10.80
Option term (in years)	5.00	5.00
Volatility	28%	27.5%
Risk-free interest rate	0.87%	0.36%-0.44%
Dividend yield	0%	0%
Business combination probability	100%	85%

SUNLIGHT FINANCIAL LLC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of company's financial assets and liabilities that are measured at fair value on a recurring basis

	Principal
	Balance or
	Notional	Carrying	Fair Value
	Amount	Value	Level 1	Level 2	Level 3	Total
December 31, 2020
Assets:
Financing Receivables:
Loan participations, held-for-investment	$5,997	$5,029	$—	$—	$5,140	$5,140
Loans, held-for-investment	354	304	—	—	310	310
Cash and cash equivalents	49,583	49,583	49,583	—	—	49,583
Restricted cash	3,122	3,122	3,122	—	—	3,122
Contract derivative	59,770	1,435	—	—	1,435	1,435
Liabilities:
Debt	14,625	14,625	—	—	14,625	14,625
Warrants	4,700	5,643	—	—	5,643	5,643
Guarantee obligation	n.a.	839	—	—	839	839
December 31, 2019
Assets:
Financing Receivables:
Loan participations, held-for-investment	5,674	4,796	—	—	5,400	5,400
Loans, held-for-investment	390	334	—	—	340	340
Cash and cash equivalents	47,341	47,341	47,341	—	—	47,341
Restricted cash	4,315	4,315	4,315	—	—	4,315
Liabilities:
Debt	11,811	11,811	—	—	11,811	11,811
Warrants	4,700	133	—	—	133	133
Guarantee obligation	n.a.	75	—	—	75	75

Summary of assets and liabilities measured at fair value on a recurring basis using Level 3 inputs

	Assets	Liabilities
	Contract
	Derivative	Warrants
Balance ‒ December 31, 2018
Transfers(a)	$—	$19
Transfers to Level 3	—	—
Transfers from Level 3	—	—
Gains (losses) included in net income(b)
Included in change in fair value of warrant liabilities	—	114
Included in change in fair value of contract derivative, net	—	—
Included in realized gains on contract derivative, net	—	—
Payments, net	—	—
Balance ‒ December 31, 2019
Transfers(a)	—	133
Transfers to Level 3	—	—
Transfers from Level 3	—	—
Gains (losses) included in net income(b)
Included in change in fair value of warrant liabilities	—	5,510
Included in change in fair value of contract derivative, net	1,435	—
Included in realized gains on contract derivative, net	103	—
Payments, net	(103)	—
Balance ‒ December 31, 2020	$1,435	$5,643
(a)	Transfers are assumed to occur at the beginning of the respective period.
(b)	Changes in the fair value of liabilities shown as losses included in net income.

Summary of significant assumptions used to value contract derivative

		Weighted
		Average Life
	Discount Rate	(Years)
December 31, 2020	8.1%	0.3
December 31, 2019	n.a.	n.a.

	For the Year Ended December 31,
Assumption	2020	2019
Cost of equity	22.5%	32.5%
Volatility	46.0%	42.0%
Tax rate	26.0%	28.0%
Term	3.0 years	5.0 years